Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income		$ 172,683	$ 184,735	$ 150,819
Unrealized net (loss) gain on qualifying cash flow hedging instruments:
Other comprehensive (loss) income before reclassification	[1]	(5,106)	(1,031)	7,370
Amounts reclassified from accumulated other comprehensive income (loss) to statement of operations	[2]	(2,533)	1,339	(775)
Net other comprehensive (loss) income		(7,639)	308	6,595
Comprehensive income		165,044	185,043	157,414
Comprehensive income attributable to:
Partners’ Equity		154,497	174,462	147,891
Non-controlling interest		10,547	10,581	9,523
Comprehensive income		$ 165,044	$ 185,043	$ 157,414

[1]	There is no tax impact on any of the periods presented.
[2]	Amounts reclassified from accumulated other comprehensive income (loss) to ‘Other financial items, net’ on the consolidated statements of operations relate to losses (gains) on cash flow hedges in respect of interest rate swaps.